Debt (Tables)	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Schedule of debt

(in thousands of $)	December 31, 2023	December 31, 2022
Total debt, net of deferred finance charges	439,496	67,440
Less: Current portion of long-term debt, net of deferred finance charges	(19,795)	(7,003)
Long-term debt, net of deferred finance charges	419,701	60,437

Schedule of long-term debt instruments

(in thousands of $)	December 31, 2023	December 31, 2022	Maturity dates
Vessel financing (Mount Norefjell)	61,297	13,583	March 2030
Vessel financing (Mount Ita)	61,302	13,583	March 2030
Vessel financing (Mount Etna)	61,812	13,583	April 2030
Vessel financing (Mount Blanc)	61,681	13,583	May 2030
Vessel financing (Mount Matterhorn)	62,509	13,684	July 2030
Vessel financing (Mount Neblina)	62,509	6,843	August 2030
Vessel financing (Mount Hua)	13,683	—	January 2031
Vessel financing (Mount Bandeira)	13,683	—	January 2031
Vessel financing (Mount Elbrus)	13,783	—	January 2031
Vessel financing (Mount Denali)(1)	13,783	—	April 2031
Vessel financing (Mount Aconcagua)(1)	13,783	—	June 2031
Vessel financing (Mount Emai)(1)	13,783	—	June 2031
Total long-term debt, gross	453,608	74,859
Less: Deferred finance charges	(14,112)	(7,419)
Total debt, net of deferred finance charges	439,496	67,440

(1) Maturity dates based on expected delivery dates.

Schedule of maturities of long-term debt
The outstanding debt as of December 31, 2023, is repayable as follows:

Year ending December 31
(in thousands of $)
2024	21,234
2025	26,913
2026	26,064
2027	27,538
2028	29,563
Thereafter	322,296
Total	453,608
Deferred finance charges	(14,112)
Total debt, net of deferred finance charges	439,496